UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, CT 06759

Form 13F File Number: 28-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Fred Shahrabani
Title:                Chief Compliance Officer
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:

/s/ Fred Shahrabani               Litchfield, CT            May 15, 2008
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     88,852
                                            (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                 LITCHFIELD CAPITAL MANAGEMENT, LLC
                                          As of 3/31/08

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    ($1,000)   Amount     PRN CALL    Discretion    Managers      Authority

                                                                                                                Sole   Shared  None

ANNALY CAP MGMT INC           COM            035710409   11,875    775,100       PUT     SOLE                   775,100
ANWORTH MORTGAGE ASSET CP     COM            037347101    5,560    906,942   SH          SOLE                   906,942
AXIS CAPITAL HOLDINGS         SHS            G0692U109    2,290     67,386   SH          SOLE                    67,386
CAPSTEAD MTG CORP             COM NO PAR     14067E506    6,733    590,596   SH          SOLE                   590,596
CARMAX INC                    COM            143130102    2,711    139,600       PUT     SOLE                   139,600
CITIGROUP INC                 COM            172967101    7,518    351,000       PUT     SOLE                   351,000
GRUBB & ELLIS CO              COM PAR $1.01  400095204    3,660    532,794   SH          SOLE                   532,794
LANDAMERICA FINL GROUP INC    COM            514936103    5,421    137,345   SH          SOLE                   137,345
LEHMAN BROS HLDGS INC         COM            524908100    1,882     50,000   SH          SOLE                    50,000
MFA MTG INVTS INC             COM            55272X102    5,126    813,582   SH          SOLE                   813,582
PAYCHEX INC                   COM            704326107   20,556    600,000       PUT     SOLE                   600,000
PHARMACYCLICS INC             COM            716933106      315    420,174   SH          SOLE                   420,174
STEWART INFORMATION SVCS COR  COM            860372101   13,677    488,631   SH          SOLE                   488,631
TRIAD GTY INC                 COM            895925105    1,529    305,742   SH          SOLE                   305,742